Cover	Sep. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-15746
Entity Registrant Name	VIEWBIX INC.
Entity Central Index Key	0000797542
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Derech Menachem Begin Street
Entity Address, City or Town	Ramat Gan,
Entity Address, Postal Zip Code	5268104
City Area Code	972
Local Phone Number	9-774-1505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001
Trading Symbol	VBIX
Entity Emerging Growth Company	false